Noncontrolling Interests in Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Percentage of share purchased	49.90%
Purchase of noncontrolling interest	$ 5,621
Decrease in additional paid-in-capital		$ 5,621
Ownership percentage	100.00%
Cinemark USA, Inc. Stockholder's Equity
Noncontrolling Interest [Line Items]
Decrease in additional paid-in-capital	$ 4,618	$ 4,618